Nature of business and Summary of Significant Accounting Policies, Property and equipment (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment [Abstract]
Impairment charges for property and equipment	$ 0	$ 0
Furniture and Fixtures [Member] | Minimum [Member]
Property and Equipment [Abstract]
Useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and Equipment [Abstract]
Useful life	7 years
Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Useful life	3 years
Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Useful life	7 years
Computer Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Useful life	2 years
Computer Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Useful life	3 years
Computer Software [Member]
Property and Equipment [Abstract]
Useful life	3 years